Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Earnings Per Share Basic [Line Items]
Net earnings (loss)	$ (184,034)	$ 20,490	$ (140,481)	$ 123,179	$ 199,391
Dividends on preferred shares			(38,524)		$ (53,655)
Earnings (loss) attributable to common shareholders	(197,137)	6,725	(180,074)	81,909
Earnings (loss) attributable to common shareholders plus assumed conversion	$ (197,137)	$ 6,725	$ (180,074)	$ 81,909
Earnings (loss) attributable to common shareholders, shares	106,000,000	99,769,000	101,763,000	98,998,000
Share-based compensation, shares	0	59,000	0	57,000
Earnings (loss) attributable to common shareholders plus assumed conversion, shares	106,000,000	99,828,000	101,763,000	99,055,000
Earnings (loss) attributable to common shareholders, per share amount	$ (1.86)	$ 0.07	$ (1.77)	$ 0.83
Earnings (loss) attributable to common shareholders plus assumed conversion, per share amount	$ (1.86)	$ 0.07	$ (1.77)	$ 0.83
Series C Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	$ 0	$ (8,422)	$ (14,420)	$ (25,285)
Series C preferred share repurchases	0	(22)	0	(22)
Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	(2,475)	(2,537)	(7,425)	(7,611)
Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	(2,769)	(2,784)	(8,307)	(8,352)
Series F Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	(2,433)	0	(3,622)	0
Series G Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	(3,014)	0	(3,407)	0
Series H Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	$ (2,412)	$ 0	$ (2,412)	$ 0